Inventories	12 Months Ended
Mar. 31, 2021
Inventory Disclosure [Abstract]
INVENTORIES

NOTE 4 – INVENTORIES

Inventories consisted of the following as of March 31, 2021 and 2020:

	As of March 31,	As of March 31,
	2021	2020
Raw materials	$1,422,941	$1,647,667
Work in process	34,717	-
Finished goods	327,721	381,739
Total	$1,785,379	$2,029,406

No lower of cost or net realizable value adjustment was recorded as of March 31, 2021 and 2020, respectively.

No inventory provision or write-downs for the years ended March 31, 2021 and 2019. The inventory write-downs for the year ended March 31, 2020 was $117,753.